Critical Accounting Judgments and Estimates	12 Months Ended
Dec. 31, 2025
Critical Accounting Judgments and Estimates [Abstract]
CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

4. CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

Critical judgments in applying accounting policies

The following are the critical judgments made in applying the Company’s accounting policies which have the most significant effect on the amounts reported in the financial statements:

Telesat Canada Debt Refinancing and Going Concern

The ability and likelihood of Telesat Canada, a subsidiary consolidated by Telesat Corporation, to refinance its debt obligations at maturity that fall due within 12 months of the balance sheet date requires management judgment as described in Note 2. Based upon current projections, cash flows from operations alone are not expected to be sufficient to satisfy the maturity obligation related to the settlement of the debt instruments as they become due in December 2026. Refer to Note 2 for further discussion on the critical accounting judgements and estimates in relation to Telesat Canada.

Contingencies and legal proceedings

The Company participates from time to time in legal proceedings arising in the normal course of its business. Significant judgement by management is required to estimate the probability of the outcome of legal proceedings in relation to equity distribution. See Note 34.

Deferred revenue

The Company’s accounting policy relating to deferred revenue is described in Note 3. Certain of the Company’s revenue agreements were noted to include a significant financing component. Judgment by management is required to determine the discount rate used in the significant financing component calculation.

Lease liabilities

The Company’s accounting policy relating to leases is described in Note 3. Judgment by management is required in the determination of the likelihood that the lease renewal periods will be exercised as well as the determination of the incremental borrowing rate.

Uncertain income tax positions

The Company operates in numerous jurisdictions and is subject to country-specific tax laws. Management uses significant judgment when determining the worldwide provision for tax, and estimates provisions for uncertain tax positions as the amounts expected to be paid based on a qualitative assessment of all relevant factors. In the assessment, management considers risk with respect to tax matters under active discussion, audit, dispute or appeal with tax authorities, or which are otherwise considered to involve uncertainty. Management reviews the provisions as at each balance sheet date.

Software as a Service arrangements

The Company’s accounting policy relating to SaaS is described in Note 3. Judgment by management is required to determine whether configuration or customization of a software results in an intangible asset for Telesat.

Critical accounting estimates and assumptions

The Company makes accounting estimates and assumptions that affect the carrying value of assets and liabilities, reported net income (loss) and disclosure of contingent assets and liabilities. Estimates and assumptions are based on historical experience, current events and other relevant factors, therefore, actual results may differ and differences could be material.

The accounting estimates and assumptions critical to the determination of the amounts reported in the financial statements were as follows:

Capitalization of soft costs

The development of the Telesat Lightspeed constellation is a complex project that involves significant assumptions about the capitalizing of soft costs (such as labor, interest, insurance, and indirect project costs) to assets under construction. The Company must estimate the portion of these costs that directly relate to the construction activity and meet the criteria for capitalization under IAS 16, Property, Plant and Equipment or IAS 23, Borrowing Costs. This involves significant estimation and assumptions about the internal allocation of costs including overhead indirect costs, the duration of the construction period, and the extent to which these costs enhance the value of the Telesat Lightspeed constellation.

Derivative financial instruments measured at fair value

As at December 31, 2025, the balance of the derivative liabilities was $832.4 million (December 31, 2024 — $617.1 million).

As at December 31, 2025 and 2024, the balances of the derivative assets was $Nil.

To fund its Lightspeed LEO constellation, on September 13, 2024, Telesat LEO (a wholly owned of Telesat) entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”).

As part of the Telesat Lightspeed Financing, Telesat LEO issued warrants entitling the Government of Canada to acquire 10% and Government of Quebec to acquire 1.87% of its total shares on a fully diluted basis (“Telesat Lightspeed Financing Warrants”), which were fair valued upon the completion of the conditions precedent. The

Telesat Lightspeed Financing Warrants can be exercised starting two years after issuance and have ten-years term. On September 12, 2025, Lightspeed LEO Partnership became the issuing entity of Telesat Lightspeed Financing Warrants. See details in Note 35.

As at November 15, 2024, at inception, the fair value of the embedded derivatives was $509.1 million and $95.2 million, respectively, for the Government of Canada and Government of Quebec. As at December 31, 2025, the fair value of the embedded derivatives was $701.4 million and $131.0 million, respectively, for the Government of Canada and Government of Quebec.

Quoted market values are unavailable for the Telesat Lightspeed Financing Warrants and, in the absence of an active market, the Company determines fair value for Telesat Lightspeed Financing Warrants based on valuation models; such as option pricing models and discounted cash flow analysis, which uses unobservable inputs including the value of the Telesat LEO business and volatility which requires management to make significant estimates and judgements. The determination of fair value of the Telesat Lightspeed Financing Warrants is significantly impacted by the assumptions used for the amount and timing of estimated future cash flows and discount rates. As a result, the fair value of financial assets and liabilities and the amount of gain/loss on changes in fair value of financial instruments recorded to net income (loss) could vary.

Impairment of goodwill

Goodwill represents a significant portion of Telesat’s total assets. As a result, determining whether goodwill is impaired requires an estimation of the Company’s fair value based on management estimate of the future cash flows expected to arise from operations and to make assumptions regarding the underlying business plan, discount rate, and growth rate. Actual operating results and the related cash flows of the Company could differ from the estimates used for the impairment analysis.

Impairment of CGUs

The impairment analysis of CGUs requires the Company to estimate the future cash flows expected to arise from operations and to make assumptions regarding the underlying business plan, discount rates, growth rate and basis for allocation of certain assets and liabilities. Significant judgments are made in establishing these assumptions. Actual operating results and the related cash flows of the CGU could differ from the estimates used for the impairment analysis.

Employee benefits

The cost of defined benefit pension plans and other post-employment benefits, and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions which may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates, future pension increases and return on plan assets. Due to the complexity of the valuation, the underlying assumptions, and its long-term nature, the defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed annually.

Share-based compensation

The expense for stock options is based on the fair value of the awards granted using the Black-Scholes option pricing model. The Black-Scholes option pricing model includes estimates of the dividend yield, expected volatility, risk-free interest rate and the expected life in years. Any changes in these estimates may have a significant impact on the amounts reported.

Determination of useful life of satellites and finite life intangible assets

The estimated useful life and depreciation method for satellites and finite life intangible assets are reviewed annually, with the effect of any changes in estimate being accounted for on a prospective basis. Any change in these estimates may have a significant impact on the amounts reported.

Income taxes

Management assesses the recoverability of deferred tax assets based upon an estimation of the Company’s projected taxable income using enacted or substantively enacted tax laws, and its ability to utilize future tax deductions before they expire. Actual results could differ from expectations.